[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

December 29, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180 and 333-120399 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Advantage Funds, Inc.	0000914775	October 28, 2008
Goldman Sachs Trust	0000822977	November 3, 2008
Neuberger Berman Equity Funds	0000044402	November 6, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001